Subsequent Events (Details) - Registered direct offering - USD ($)				12 Months Ended
	Mar. 31, 2023	Mar. 10, 2022	Dec. 29, 2021	Dec. 31, 2022
Subsequent Events
Aggregate ADSs issued (in shares)		7,440,833	4,311,019
Share issue price (in dollars per ADS)		$ 1.20	$ 1.40
Proceeds from sale of ADS		$ 8,900,000	$ 6,000,000.0
Placement agent fees and expenses				$ 1,700,000
Placement agent
Subsequent Events
Placement agent fees and expenses		$ 774,320	$ 542,834
Subsequent Events
Subsequent Events
Aggregate ADSs issued (in shares)	26,666,667
Share issue price (in dollars per ADS)	$ 0.15
Proceeds from sale of ADS	$ 4,000,000.0
Subsequent Events | Placement agent
Subsequent Events
Placement agent fees and expenses	$ 300,000